CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 3,958	$ 4,002
Accumulated depreciation	14,148	11,731
Accounts payable	3,382	4,257
Accrued expenses and other payables	41,841	40,352
Government grant	1,381	83
Income taxes payable	5,499	4,309
Other taxes payable	3,020	2,020
Deferred tax liability - current		8
Deferred tax liability - non-current	3,380	3,105
Unrecognized tax benefits - non-current	969	969
Contingent acquisition consideration payable	9,355	8,186
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	872,000,000	872,000,000
Common shares, shares issued (in shares)	595,868,022	595,868,033
Common shares, shares outstanding (in shares)	595,868,022	595,868,033
Consolidated variable interest entity without recourse
Accounts payable
Accrued expenses and other payables	5	4
Government grant
Income taxes payable	233	235
Other taxes payable
Deferred tax liability - current
Deferred tax liability - non-current
Unrecognized tax benefits - non-current
Contingent acquisition consideration payable